Financial Instruments - Additional Information (Detail) $ in Millions, $ in Millions		12 Months Ended
	Sep. 30, 2020	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Long term debt		$ 78,669		$ 85,137		$ 900
Market value (loss) on financial instruments		1,647
Joint venture stock interest sold percentage	100.00%
Financial assets		5	$ 5	5	$ 5
U.S. Dollar | Long Term Yankee Bonds
Disclosure of detailed information about financial instruments [line items]
Long term debt		$ 41,429		$ 52,255
U.S. Dollar | Long Term Yankee Bonds | Hedged portion of senior note
Disclosure of detailed information about financial instruments [line items]
Long term debt			$ 705